Investments - Narrative (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Proceeds from sales of investments	$ 74	$ 0	$ 0
FTS International, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Investment, ownership percentage	20.00%	29.00%
Investment, realized gain (loss)	$ 61
Number of shares sold (in shares)	4.3
Proceeds from sales of investments	$ 74
Shares owned (in shares)	22.0
FTS International, Inc. [Member] | IPO [Member]
Schedule of Equity Method Investments [Line Items]
Investment, ownership percentage	24.00%
Investment, realized gain (loss)	$ 78
Sundrop Fuels, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Impairments of investments			$ 119